Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
Cash flows from operating activities:
Net income	$ (610,775)	$ (814,366)	$ 3,516	$ 4,685	$ 68,627
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	115,558	154,077		399,278	17,272
Depreciation of property and equipment	127,758	170,344		161,711	146,709
Deferred tax expense	(27,202)	(36,269)		4,565	1,077
Amortization of right of use assets and interest of lease liabilities	540,000	720,000
Changes in operating assets and liabilities:
Accounts receivable	518,037	690,716		(115,685)	1,276,371
Contract assets	977,629	1,303,505		1,517,048	(435,598)
Account receivables-related parties					(20,368)
Income tax recoverable	(173,127)	(230,835)
Prepayments and other current assets	17,696	23,595		(3,052)	(60,274)
Accounts payable	(911,557)	(1,215,409)		399,838	802,001
Contract liabilities	(508,346)	(677,794)		1,057,625	(378,771)
Taxes payable	(77,813)	(103,751)		110,688	(327,563)
Accrued expenses and other current liabilities	460,587	614,116		97,149	(1,524,719)
Net cash (used in) provided by operating activities	(91,555)	(122,071)		3,633,850	(435,236)
Cash flows from investing activities:
Purchase of property, plant & equipment	(56,353)	(75,139)		(3,257)	(102,241)
Loan to related parties				(1,130,000)
Collection from loans to related parties	159,596	212,794		887,206
Net cash used in investing activities	103,243	137,655		(246,051)	(102,241)
Cash flows from financing activities:
Proceeds from bank borrowings	361,217	481,622		1,508,177	1,139,435
Repayment of bank borrowings	(1,495,319)	(1,993,759)		(2,014,245)	(2,558,768)
Payment of financing lease liabilities	(12,510)	(16,680)		(16,680)	(17,081)
Proceeds from borrowings from related party	351,295	468,393		311,011	278
Repayment of borrowings from related party	(21,701)	(28,934)		(378,049)	(383,588)
Capital contribution					1,200,000
Deferred offering cost	(318,739)	(424,985)		(305,471)	(522,987)
Net cash used in financing activities	(1,135,757)	(1,514,343)		(895,257)	(1,142,711)
Net (decrease) increase in cash and restricted cash	(1,124,069)	(1,498,759)		2,492,542	(1,680,188)
Cash and restricted cash, beginning of year	3,361,769	4,482,359		1,989,817	3,670,005
Cash and restricted cash, end of year	2,237,700	2,983,600	$ 3,361,769	4,482,359	1,989,817
Supplemental disclosure information:
Cash paid for income tax	140,743	187,658		26,511	361,788
Cash paid for interest	49,440	65,921		75,254	81,333
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right of use assets obtained in exchange for operating lease liabilities	1,055,343	1,407,124
Cash	2,237,700			4,482,359	1,889,817	$ 2,983,600
Restricted Cash					100,000
Total cash and restricted cash shown in the consolidated statements of cash flows	2,237,700			4,482,359	1,989,817	$ 2,983,600
Related Party [Member]
Changes in operating assets and liabilities:
Operating lease liabilities - related party	$ (540,000)	$ (720,000)